UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-04409
Investment Company Act File Number

Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

July 31
Date of Fiscal Year End

October 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Arizona Municipal Income Fund	as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.0%
$1,500	Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	$1,542,105
1,500	Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,482,420

		$3,024,525

Electric Utilities — 5.4%
$500	Maricopa County Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	$518,655
750	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	750,420
2,000	Salt River Agricultural Improvements and Power District, 5.00%, 1/1/33	2,082,720
2,000	Salt River Agricultural Improvements and Power District, 5.00%, 1/1/39	2,064,460

		$5,416,255

Escrowed/Prerefunded — 12.0%
$7,500	Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	$6,191,100
6,500	Phoenix Industrial Development Authority, SFMR, Escrowed to Maturity, 0.00%, 12/1/14(1)	5,725,525

		$11,916,625

General Obligations — 5.0%
$1,200	Maricopa County Community College District, 3.00%, 7/1/23	$1,097,136
1,125	Puerto Rico, 0.00%, 7/1/18	684,439
1,385	Tempe, 3.75%, 7/1/24	1,332,633
1,600	Tempe, 5.375%, 7/1/21	1,854,496

		$4,968,704

Health Care-Miscellaneous — 0.9%
$485	Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	$421,383
500	Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	469,490

		$890,873

Hospital — 11.6%
$2,000	Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$1,914,320
1,275	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,188,772
750	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/32	679,455
500	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/37	449,950
1,750	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.25%, 7/1/32	1,727,040
1,350	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	1,373,206
1,450	Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,454,785
2,000	Scottsdale Industrial Development Authority, (Scottsdale Healthcare), 5.25%, 9/1/30	1,982,340
950	Winslow Industrial Development Authority, (Winslow Memorial Hospital), 5.50%, 6/1/22	824,819

		$11,594,687

Industrial Development Revenue — 0.5%
$650	Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$459,628

		$459,628

Insured-Education — 2.7%
$1,000	North Campus Facilities LLC, (Northern Arizona University), (AMBAC), 5.00%, 6/1/25	$1,035,100
1,600	Northern Arizona University, (Research Projects), (AMBAC), 5.00%, 9/1/30	1,607,392

		$2,642,492

Insured-Electric Utilities — 4.0%
$750	Maricopa County Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	$641,107
1,000	Mesa Utility System, (FGIC), (NPFG), 5.00%, 7/1/23	1,079,260
760	Mesa Utility System, (FSA), 4.25%, 7/1/29	734,373

1

Principal
Amount
(000’s omitted)	Security	Value
$175	Pima County Industrial Development Authority, (Tucson Electric Power Co.), (FSA), 7.25%, 7/15/10	$175,975
1,200	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	1,308,048

		$3,938,763

Insured-Escrowed/Prerefunded — 2.3%
$1,000	Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	$1,229,140
1,000	Pima County Industrial Development Authority, (Carondolet Health Care Corp.), (NPFG), Escrowed to Maturity, 5.25%, 7/1/11	1,076,510

		$2,305,650

Insured-General Obligations — 7.1%
$400	Flagstaff, (AMBAC), 3.25%, 7/1/23	$374,256
1,000	Goodyear, (FSA), 4.25%, 7/1/37	914,770
1,300	Goodyear, (NPFG), 3.00%, 7/1/26	1,119,950
2,920	Maricopa County Elementary School District No. 3, (FSA), 5.00%, 7/1/25	3,345,648
1,200	Pinal County Unified School District No. 43, Apache Junction, (FSA), 5.00%, 7/1/24	1,326,504

		$7,081,128

Insured-Hospital — 3.3%
$1,195	Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), (NPFG), 5.50%, 6/1/15	$1,266,951
2,000	Maricopa County Industrial Development Authority, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37	2,002,700

		$3,269,651

Insured-Housing — 0.1%
$150	Phoenix Industrial Development Authority, Student Housing Revenue, (Downtown Phoenix Student, LLC), (AMBAC), 4.50%, 7/1/42	$107,643

		$107,643

Insured-Lease Revenue/Certificates of Participation — 2.8%
$1,000	Arizona State University, (Research Infrastructure Projects), (AMBAC), 5.00%, 9/1/30	$1,015,810
500	Nogales Municipal Development Authority, Inc., (NPFG), 4.50%, 6/1/31	405,190
1,500	Phoenix Civic Improvement Corp., (Civic Plaza), (FGIC), (NPFG), 0.00%, 7/1/41	1,248,345
130	Prescott Municipal Property Corp., (NPFG), 5.00%, 7/1/34	131,828

		$2,801,173

Insured-Special Tax Revenue — 12.2%
$1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$979,950
1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 5.00%, 7/1/25	1,007,590
750	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 5.00%, 7/1/28	750,697
5,000	Downtown Phoenix Hotel Corp., (FGIC), (NPFG), 5.00%, 7/1/36	4,665,250
1,900	Glendale Transportation, Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	1,824,190
3,670	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	224,494
680	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	86,326
1,345	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	159,907
1,080	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	119,556
2,000	Queen Creek, Excise Tax & State Shared Revenue, (NPFG), 5.00%, 8/1/27	2,020,340
320	Scottsdale, (Municipal Property Corp.), (AMBAC), 4.50%, 7/1/35	313,066

		$12,151,366

Insured-Transportation — 6.4%
$2,750	Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (NPFG), (AMT), 5.25%, 7/1/27	$2,754,537
1,725	Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	1,602,215
1,900	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	2,004,718

		$6,361,470

Insured-Water and Sewer — 2.0%
$950	Cottonwood Property Corp., Water Revenue, (XLCA), 5.00%, 7/1/29	$861,450
1,135	Phoenix Civic Improvement Corp., Wastewater System Revenue, (FSA), (NPFG), 5.00%, 7/1/37	1,158,835

		$2,020,285

2

Principal
Amount
(000’s omitted)	Security	Value
Lease Revenue/Certificates of Participation — 1.3%
$400	Arizona Game and Fish Department, (AGF Administration Building), 5.00%, 7/1/32	$402,000
750	Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	849,893

		$1,251,893

Other Revenue — 3.4%
$1,750	Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,718,045
16,505	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	594,180
10,765	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	197,968
1,000	Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	855,350

		$3,365,543

Senior Living/Life Care — 1.2%
$1,800	Arizona Health Facilities Authority, (Care Institute, Inc. – Mesa), 7.625%, 1/1/26(3)	$1,206,396

		$1,206,396

Special Tax Revenue — 8.6%
$1,000	Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	$1,070,350
1,000	Glendale Western Loop, (101 Public Facilities Corp.), Series A, 6.25%, 7/1/38	1,049,890
250	Glendale Western Loop, (101 Public Facilities Corp.), Series B, 6.25%, 7/1/38	262,473
270	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	272,570
295	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	301,322
1,000	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,016,470
1,750	Scottsdale, (Municipal Property Corp.), 4.25%, 7/1/31	1,685,985
780	Scottsdale, (Municipal Property Corp.), 4.50%, 7/1/32	764,205
1,000	Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/30	1,113,430
1,000	Tempe Transportation, Excise Tax Revenue, 5.00%, 7/1/33	1,029,710

		$8,566,405

Transportation — 3.1%
$3,000	Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/32	$3,133,890

		$3,133,890

Total Tax-Exempt Investments — 98.9% (identified cost $96,763,871)		$98,475,045

Other Assets, Less Liabilities — 1.1%		$1,131,999

Net Assets — 100.0%		$99,607,044

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2009, 43.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 24.8% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

(3)		Security is in default with respect to scheduled principal payments.

3

A summary of financial instruments outstanding at October 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/09	109 U.S. Treasury Bond	Short	$(13,016,603)	$(13,097,031)	$(80,428)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
JPMorgan Chase Co.	$1,750,000	4.097%	3-month USD- LIBOR-BBA	March 15, 2010/ March 15, 2040	$40,117

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $40,117 and $80,428, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$95,328,056

Gross unrealized appreciation	$5,463,609
Gross unrealized depreciation	(3,266,620)

Net unrealized appreciation	$2,196,989

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At October 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$98,475,045	$—	$98,475,045
Interest Rate Swaps	—	40,117	—	40,117

Total	$—	$98,515,162	$—	$98,515,162

Liability Description

Futures Contracts	$(80,428)	$—	$—	$(80,428)

Total	$(80,428)	$—	$—	$(80,428)

The Fund held no investments or other financial instruments as of July 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance Arizona Municipals Fund.

5

Eaton Vance Colorado Municipal Income Fund	as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 6.4%
$1,000	Colorado Educational and Cultural Facilities Authority, (Alexander Dawson School), 5.30%, 2/15/29	$1,007,730
500	Mesa State College, (Auxiliary Facilities System Enterprise Revenue), 5.00%, 5/15/33	512,190
750	University of Colorado, (Enterprise Revenue), 5.125%, 6/1/29	800,595

		$2,320,515

Electric Utilities — 2.9%
$1,000	Platte River Power Authority, 5.00%, 6/1/27	$1,073,170

		$1,073,170

Escrowed/Prerefunded — 8.4%
$500	Colorado Health Facilities Authority, (Portercare Adventist Health), Prerefunded to 11/15/11, 6.50%, 11/15/31	$558,600
3,000	Dawson Ridge Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22(1)	1,742,430
715	University of Colorado Hospital Authority, Prerefunded to 11/15/11, 5.60%, 11/15/25	779,629

		$3,080,659

Hospital — 10.0%
$500	Aspen Valley Hospital District, (Colorado Hospital), 5.00%, 10/15/26	$429,580
1,150	Colorado Health Facilities Authority, (Adventist Health/Sunbelt), 5.25%, 11/15/35	1,121,296
645	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	558,054
450	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	443,677
320	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	312,454
350	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/37	301,627
500	Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.80%, 1/15/27	501,900

		$3,668,588

Housing — 5.5%
$955	Colorado Housing and Finance Authority, (Birchwood Manor Project), (GNMA), (AMT), 5.50%, 9/20/36	$976,134
750	Denver City and County, Multi-Family Housing, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16	751,050
305	Lake Creek, (Affordable Housing Corp.), 6.25%, 12/1/23	296,643

		$2,023,827

Industrial Development Revenue — 6.6%
$500	Colorado Housing and Finance Authority, (Waste Management, Inc.), (AMT), 5.70%, 7/1/18	$512,320
120	Denver City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	84,995
320	Denver City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	243,258
530	Fort Collins, Pollution Control Revenue, (Anheuser-Busch Cos., Inc.), 4.70%, 9/1/40	459,324
340	Park Meadows Business Improvement District, 5.35%, 12/1/31	251,746
500	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	365,590
525	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	478,931

		$2,396,164

Insured-Education — 5.8%
$1,800	Colorado Educational and Cultural Facilities Authority, (University of Denver), (FGIC), (NPFG), 5.00%, 3/1/35	$1,766,898
610	Colorado School of Mines, (NPFG), 0.00%, 12/1/21	332,865

		$2,099,763

Insured-Electric Utilities — 4.7%
$750	Arkansas River Power Authority, (XLCA), 5.875%, 10/1/26	$781,515
750	Colorado Water Resources and Power Development Authority, (Fountaine Electric), (AGC), 5.25%, 12/1/38	773,468
150	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	152,070

		$1,707,053

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-General Obligations — 5.2%
$60	Castle Pines North Metropolitan District, (FSA), 5.00%, 12/1/27	$62,519
1,000	Castlewood Ranch Metropolitan District, (XLCA), 4.25%, 12/1/34	715,640
665	McKay Landing Metropolitan District No. 2, (AMBAC), 4.25%, 12/1/36	583,358
500	Moffat County School District No. RE001, (FSA), 5.25%, 12/1/27	535,310

		$1,896,827

Insured-Hospital — 4.1%
$750	Colorado Health Facilities Authority, (Catholic Health), (FSA), 5.10%, 10/1/41	$759,802
750	Colorado Health Facilities Authority, (Poudre Valley Health Care, Inc.), (FSA), 5.25%, 3/1/40	751,298

		$1,511,100

Insured-Housing — 2.0%
$750	Denver City and County Housing Authority, Capital Fund Program Revenue, (Three Towers Rehabilitation Project), (FSA), (AMT), 5.20%, 11/1/27	$746,528

		$746,528

Insured-Special Tax Revenue — 10.4%
$750	Denver City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	$843,007
500	Denver Convention Center, (XLCA), 4.75%, 12/1/35	394,930
1,000	Denver Convention Center, (XLCA), 5.125%, 12/1/26	884,750
830	Regional Transportation District, (Fastracks Project), (AMBAC), 4.375%, 11/1/36	776,922
1,000	Sand Creek Metropolitan District, (XLCA), 5.375%, 12/1/27	910,980

		$3,810,589

Insured-Transportation — 10.0%
$1,750	E-470 Colorado Public Highway Authority, (NPFG), 0.00%, 9/1/16	$1,205,523
500	Northwest Parkway Public Highway Authority, (FSA), Prerefunded to 6/15/11, 5.25%, 6/15/41	544,960
3,095	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,882,967

		$3,633,450

Insured-Water and Sewer — 0.4%
$150	Colorado Water Resources and Power Development Authority, (Colorado UTE Electric Association), (FSA), 4.375%, 8/1/35	$139,368

		$139,368

Lease Revenue/Certificates of Participation — 1.5%
$500	Colorado Higher Education Capital Construction, Lease Purchase Program, 5.50%, 11/1/27	$529,840

		$529,840

Senior Living/Life Care — 3.7%
$400	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$332,916
750	Colorado Health Facilities Authority, (Evangelical Lutheran Project), 5.25%, 6/1/36	707,955
425	Logan County Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23(2)	309,965

		$1,350,836

Special Tax Revenue — 3.0%
$360	Bell Mountain Ranch Metropolitan District, 6.625%, 11/15/25	$357,005
350	Black Hawk, Device Tax, 5.00%, 12/1/18	326,204
160	Denver Urban Renewal Authority, 8.00%, 12/1/24	95,136
95	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	95,904
105	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	107,250
100	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	105,470

		$1,086,969

Transportation — 1.9%
$300	Eagle County, (Eagle County Airport Terminal), (AMT), 5.25%, 5/1/20	$251,262
500	Walker Field Public Airport Authority, 4.75%, 12/1/27	451,505

		$702,767

2

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 4.6%
$500	Colorado Springs Utilities, 5.25%, 11/15/36	$530,070
500	Colorado Springs Utilities, 5.50%, 11/15/48	524,705
540	Colorado Water Resources and Power Development Authority, 5.50%, 9/1/22	634,343

		$1,689,118

Total Tax-Exempt Investments — 97.1% (identified cost $36,671,078)		$35,467,131

Other Assets, Less Liabilities — 2.9%		$1,056,457

Net Assets — 100.0%		$36,523,588

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FHA	-	Federal Housing Administration

FSA	-	Financial Security Assurance, Inc.

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2009, 43.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.6% to 10.4% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security is in default and is making only partial interest payments.

3

A summary of financial instruments outstanding at October 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/09	26 U.S. Treasury Bond	Short	$(3,104,878)	$(3,124,063)	$(19,185)
12/09	17 U.S. Treasury Note	Short	(1,980,042)	(2,016,359)	(36,317)

					$(55,502)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
Merrill Lynch Capital Services, Inc.	$425,000	4.517%	3-month USD- LIBOR-BBA	December 1, 2009/ December 1, 2039	$(25,935)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $81,437.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$36,651,208

Gross unrealized appreciation	$1,119,185
Gross unrealized depreciation	(2,303,262)

Net unrealized depreciation	$(1,184,077)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At October 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$35,467,131	$—	$35,467,131

Total Investments	$—	$35,467,131	$—	$35,467,131

Liability Description

Futures Contracts	$(55,502)	$—	$—	$(55,502)
Interest Rate Swaps	—	(25,935)	—	(25,935)

Total	$(55,502)	$(25,935)	$—	$(81,437)

The Fund held no investments or other financial instruments as of July 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance Colorado Municipals Fund.

5

Eaton Vance Connecticut Municipal Income Fund	as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 11.3%
$1,000	Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	$1,016,820
5,000	Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	5,212,630
4,220	Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/42	4,326,260
1,315	University of Connecticut, 5.00%, 2/15/21	1,480,019
1,350	University of Connecticut, 5.00%, 5/15/23	1,387,854
875	University of Connecticut, 5.00%, 2/15/28	946,181

		$14,369,764

Electric Utilities — 3.1%
$2,000	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	$2,006,040
1,500	Connecticut Development Authority, Solid Waste Disposal, (PSEG Power LLC), (AMT), 5.75%, 11/1/37	1,500,000
500	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	471,405

		$3,977,445

Escrowed/Prerefunded — 5.1%
$1,250	Connecticut Clean Water Fund, Escrowed to Maturity, 6.00%, 10/1/12	$1,348,075
3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	3,284,061
1,500	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,626,705
170	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	209,438

		$6,468,279

General Obligations — 9.1%
$1,750	Connecticut, 0.00%, 11/1/09	$1,749,982
1,475	Connecticut, 4.875%, 11/1/20	1,661,765
1,000	Connecticut, 5.00%, 2/15/29	1,087,020
1,000	Fairfield, 5.00%, 1/1/23	1,165,780
1,475	North Haven, 5.00%, 7/15/23	1,695,778
1,490	North Haven, 5.00%, 7/15/25	1,717,180
400	Redding, 5.50%, 10/15/18	481,104
650	Redding, 5.625%, 10/15/19	791,310
535	Wilton, 5.25%, 7/15/18(2)	632,745
535	Wilton, 5.25%, 7/15/19	634,767

		$11,617,431

Housing — 1.6%
$2,000	Connecticut Housing Finance Authority, (AMT), 5.15%, 5/15/38	$2,002,560

		$2,002,560

Industrial Development Revenue — 7.9%
$400	Connecticut Development Authority, (Mystic Marinelife Aquarium), 4.75%, 5/1/42	$364,348
2,325	Connecticut Development Authority, Airport Facility, (Signature Flight), (AMT), 6.625%, 12/1/14	2,179,990
4,500	Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,485,780
700	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	511,826
1,350	Sprague Environmental Improvement, (International Paper Co.), (AMT), 5.70%, 10/1/21	1,318,032
1,320	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,204,170

		$10,064,146

Insured-Education — 14.6%
$1,950	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$2,204,768
2,050	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,297,824
1,920	Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	1,977,043

1

Principal
Amount
(000’s omitted)	Security	Value
$2,500	Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	$2,703,450
5,305	Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	6,123,986
2,500	Connecticut Health and Educational Facilities Authority, (University of Hartford), (RADIAN), 5.25%, 7/1/32	2,209,925
1,000	University of Connecticut, (FGIC), (NPFG), 5.00%, 2/15/24	1,072,490

		$18,589,486

Insured-Electric Utilities — 4.5%
$2,400	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$2,433,792
3,000	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	3,270,120

		$5,703,912

Insured-Escrowed/Prerefunded — 5.9%
$1,500	Connecticut, (FSA), Prerefunded to 10/15/12, 5.00%, 10/15/19	$1,672,560
1,000	Connecticut Health and Educational Facilities Authority, (Greenwich Academy), (FSA), Prerefunded to 3/1/11, 5.00%, 3/1/32	1,067,110
515	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	570,347
2,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29	2,604,600
1,500	Suffield, (NPFG), Prerefunded to 6/15/11, 4.75%, 6/15/21	1,599,795

		$7,514,412

Insured-General Obligations — 5.0%
$3,370	Bridgeport, (FGIC), (NPFG), 4.75%, 8/15/21	$3,382,806
1,000	Connecticut, (AMBAC), 5.25%, 6/1/20	1,183,020
1,000	Hartford, (AGC), 5.00%, 8/15/28	1,057,860
750	New Britain, (NPFG), 6.00%, 3/1/12	793,102

		$6,416,788

Insured-Hospital — 2.3%
$2,000	Connecticut Health and Educational Facilities Authority, (Children’s Medical Center), (NPFG), 5.00%, 7/1/21	$1,935,460
1,000	Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (FSA), 5.125%, 7/1/35	1,017,790

		$2,953,250

Insured-Housing — 0.8%
$985	Connecticut Housing Finance Authority, (AMBAC), 5.10%, 11/15/38	$965,960

		$965,960

Insured-Lease Revenue/Certificates of Participation — 2.2%
$2,740	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$2,823,132

		$2,823,132

Insured-Pooled Loans — 0.7%
$930	Connecticut Higher Education Supplemental Loan Authority, (NPFG), (AMT), 5.25%, 11/15/21	$931,739

		$931,739

Insured-Special Tax Revenue — 1.7%
$2,000	Connecticut, Special Tax Obligation, (Transportation Infrastructure), (AMBAC), 5.00%, 7/1/24	$2,106,660

		$2,106,660

Insured-Transportation — 8.8%
$5,500	Connecticut Airport, (Bradley International Airport), (FGIC), (NPFG), (AMT), 5.125%, 10/1/26	$5,351,170
500	Guam International Airport Authority, (NPFG), 5.25%, 10/1/23	499,975
3,900	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	4,114,948
1,750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,232,980

		$11,199,073

Insured-Water and Sewer — 5.1%
$1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), 4.70%, 7/1/36	$813,480
1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), 5.10%, 9/1/37	866,760

2

Principal
Amount
(000’s omitted)	Security	Value
$3,420	South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,791,754
1,000	South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,045,620

		$6,517,614

Lease Revenue/Certificates of Participation — 1.8%
$1,830	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), Escrowed to Maturity, 6.00%, 8/1/26	$2,254,542

		$2,254,542

Other Revenue — 0.5%
$8,700	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$313,200
16,465	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	302,791

		$615,991

Senior Living/Life Care — 0.7%
$1,000	Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$817,870

		$817,870

Solid Waste — 2.1%
$2,750	Connecticut Resource Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,700,775

		$2,700,775

Special Tax Revenue — 7.6%
$3,180	Connecticut, Special Tax Obligation, (Transportation Infrastructure), 6.125%, 9/1/12	$3,427,499
2,000	Connecticut, Special Tax Obligation, (Transportation Infrastructure), 6.50%, 10/1/12	2,289,520
135	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	136,285
150	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	153,215
3,235	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	3,288,280
365	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	384,966

		$9,679,765

Transportation — 0.4%
$500	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	$533,500

		$533,500

Total Tax-Exempt Investments — 102.8% (identified cost $127,720,789)		$130,824,094

Other Assets, Less Liabilities — (2.8)%		$(3,539,613)

Net Assets — 100.0%		$127,284,481

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. In addition, 19.6% of the Fund’s net assets at October 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2009, 50.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 28.2% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments outstanding at October 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/09	39 U.S. Treasury Bond	Short	$(4,657,317)	$(4,686,094)	$(28,777)
12/09	22 U.S. Treasury Note	Short	(2,562,407)	(2,609,406)	(46,999)

					$(75,776)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
Merrill Lynch Capital Services, Inc.	$2,000,000	4.517%	3-month USD- LIBOR-BBA	December 1, 2009/ December 1, 2039	$(122,049)

$(122,049)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $197,825.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$121,596,426

Gross unrealized appreciation	$5,472,069
Gross unrealized depreciation	(2,194,401)

Net unrealized appreciation	$3,277,668

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At October 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$130,824,094	$—	$130,824,094

Total Investments	$—	$130,824,094	$—	$130,824,094

Liability Description

Futures Contracts	$(75,776)	$—	$—	$(75,776)
Interest Rate Swaps	—	(122,049)	—	(122,049)

Total	$(75,776)	$(122,049)	$—	$(197,825)

The Fund held no investments or other financial instruments as of July 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance Connecticut Municipals Fund.

5

Eaton Vance Michigan Municipal Income Fund	as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.7%
$475	Grand Valley State University, 5.625%, 12/1/29	$497,990
475	Grand Valley State University, 5.75%, 12/1/34	492,575
450	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	418,244

		$1,408,809

Electric Utilities — 1.8%
$1,000	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$942,810

		$942,810

Escrowed/Prerefunded — 6.5%
$530	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	$615,961
1,250	Michigan Higher Education Facilities Authority, (Creative Studies), Prerefunded to 6/1/12, 5.85%, 12/1/22	1,395,787
250	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	276,730
1,000	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/16, 5.00%, 7/1/36	1,158,320

		$3,446,798

General Obligations — 2.7%
$500	Kent County Building Authority, 5.50%, 6/1/26(1)	$601,795
230	Michigan, 5.50%, 11/1/25	245,426
570	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	552,290

		$1,399,511

Hospital — 19.4%
$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$494,385
410	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	363,498
690	Kent Hospital Finance Authority, (Spectrum Health), 5.50%, to 1/15/15 (Put Date), 1/15/47	739,859
1,500	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	1,499,880
1,500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,310,760
1,105	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,016,468
500	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 5.00%, 4/15/36	466,010
500	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 6.125%, 6/1/39	528,740
1,500	Michigan Hospital Finance Authority, (Oakwood Obligation Group), 5.00%, 7/15/37	1,278,780
1,300	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.00%, 11/15/36	1,221,194
800	Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 8/15/34	795,440
575	Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	488,629

		$10,203,643

Insured-Education — 3.8%
$495	Ferris State University, (AGC), 5.125%, 10/1/33	$507,989
1,500	Wayne University, (NPFG), 5.00%, 11/15/37	1,507,860

		$2,015,849

Insured-Electric Utilities — 2.5%
$300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), (NPFG), 6.95%, 5/1/11	$320,466
1,000	Michigan Strategic Fund, (Detroit Edison Co.), (NPFG), (AMT), 5.55%, 9/1/29	981,070

		$1,301,536

Insured-Escrowed/Prerefunded — 4.3%
$2,000	Detroit School District, (FGIC), Prerefunded to 5/1/13, 5.25%, 5/1/28	$2,253,900

		$2,253,900

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-General Obligations — 26.5%
$650	Allen Park Public School District, (FSA), 4.25%, 5/1/29	$627,413
1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	711,339
1,000	Detroit City School District, (FSA), 6.00%, 5/1/29	1,110,380
1,200	Grosse Pointe Public Schools, (FGIC), (NPFG), 3.00%, 5/1/27	962,160
1,000	Healthsource Saginaw, Inc., Saginaw County, (NPFG), 5.00%, 5/1/29	1,020,220
1,900	Holland School District, (AMBAC), 0.00%, 5/1/17	1,414,075
2,000	Okemos Public School District, (NPFG), 0.00%, 5/1/16	1,587,580
500	Otsego Public School District, (FSA), 4.25%, 5/1/34	460,630
1,790	Parchment School District, (NPFG), 5.00%, 5/1/25	1,850,054
1,400	Redford Union School District No. 1, (AMBAC), 5.00%, 5/1/22	1,506,666
1,250	Van Dyke Public Schools, (FSA), 5.00%, 5/1/38	1,256,013
1,490	Woodhaven Brownstown School District, (FSA), 4.00%, 5/1/27	1,423,039

		$13,929,569

Insured-Housing — 0.1%
$40	Michigan Housing Development Authority, Rental Housing, (NPFG), (AMT), 5.30%, 10/1/37	$39,940

		$39,940

Insured-Lease Revenue/Certificates of Participation — 1.8%
$3,000	Michigan Building Authority, (FGIC), (FSA), 0.00%, 10/15/29	$945,450

		$945,450

Insured-Transportation — 4.9%
$1,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$1,055,115
1,700	Wayne Charter County Airport, (NPFG), (AMT), 5.00%, 12/1/28	1,538,704

		$2,593,819

Insured-Water and Sewer — 6.0%
$2,500	Detroit Sewer Disposal System, (NPFG), 4.50%, 7/1/35	$2,100,825
1,000	Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,047,120

		$3,147,945

Lease Revenue/Certificates of Participation — 2.0%
$1,000	Michigan Building Authority, 6.00%, 10/15/38	$1,063,310

		$1,063,310

Other Revenue — 1.6%
$1,090	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$832,662

		$832,662

Special Tax Revenue — 10.1%
$3,050	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	$2,167,848
2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	1,073,900
145	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	146,380
155	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	158,322
10,000	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	538,900
1,090	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,107,952
135	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	142,385

		$5,335,687

2

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 2.5%
$1,000	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/29	$1,060,160
250	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.25%, 10/1/11	270,723

		$1,330,883

Total Tax-Exempt Investments — 99.2% (identified cost $51,399,941)		$52,192,121

Other Assets, Less Liabilities — 0.8%		$404,777

Net Assets — 100.0%		$52,596,898

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Michigan municipalities. In addition, 10.2% of the Fund’s net assets at October 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2009, 50.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 22.8% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

3

A summary of financial instruments outstanding at October 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/09	42 U.S. Treasury Bond	Short	$(5,015,572)	$(5,046,563)	$(30,991)
12/09	29 U.S. Treasury Note	Short	(3,377,719)	(3,439,672)	(61,953)

					$(92,944)

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
Merrill Lynch Capital Services, Inc.	$900,000	4.517%	3-month USD- LIBOR-BBA	December 1, 2009 / December 1, 2039	$(54,922)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $147,866.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$50,856,070

Gross unrealized appreciation	$2,599,985
Gross unrealized depreciation	(1,763,934)

Net unrealized appreciation	$836,051

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At October 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$52,192,121	$—	$52,192,121

Total Investments	$—	$52,192,121	$—	$52,192,121

Liability Description

Futures Contracts	$(92,944)	$—	$—	$(92,944)
Interest Rate Swaps	—	(54,922)	—	(54,922)

Total	$(92,944)	$(54,922)	$—	$(147,866)

The Fund held no investments or other financial instruments as of July 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance Michigan Municipals Fund.

5

Eaton Vance Minnesota Municipal Income Fund	as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 11.6%
$1,000	Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,056,910
1,250	Minnesota Higher Education Facilities Authority, (Hamline University), 6.00%, 10/1/29	1,250,200
1,030	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/27	1,021,214
1,500	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/32	1,405,605
575	Minnesota Higher Education Facilities Authority, (Minneapolis College of Art), 5.375%, 5/1/21	563,661
350	Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.50%, 10/1/32	321,706
1,475	Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,521,448
1,380	St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,416,860
500	University of Minnesota, 5.00%, 12/1/21	559,320
1,000	University of Minnesota, 5.125%, 4/1/34	1,061,400
1,000	University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,045,950

		$11,224,274

Electric Utilities — 4.9%
$500	Minnesota Municipal Power Agency, 4.75%, 10/1/32	$497,905
750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	757,785
2,000	Minnesota Municipal Power Agency, 5.00%, 10/1/35	2,020,320
500	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	471,405
1,000	Rochester Electric, Utility Revenue, 5.00%, 12/1/30	1,045,440

		$4,792,855

Escrowed/Prerefunded — 6.1%
$1,980	Chaska Electric, Prerefunded to 10/1/10, 6.10%, 10/1/30	$2,081,475
495	Columbia Heights, MFMR, (Housing Crest), (GNMA), Prerefunded to 10/20/12, 6.625%, 4/20/43	598,495
1,980	Rochester Electric, Prerefunded to 12/1/10, 5.25%, 12/1/30	2,082,524
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,133,420

		$5,895,914

General Obligations — 13.3%
$1,000	Burnsville Independent School District No. 191, 4.75%, 2/1/29	$1,040,440
750	Dakota County Community Development Agency, (Senior Housing Facilities), 5.00%, 1/1/21	771,052
500	Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	507,725
2,000	Duluth, 5.00%, 2/1/34	2,062,600
2,000	Fairmont Independent School District No. 2752, (Alternative Facilities), 5.00%, 2/1/34	2,097,240
825	Minneapolis and St. Paul Metropolitan Airports Commission, (AMT), 4.50%, 1/1/15(1)	832,351
1,155	Minnesota, 5.00%, 6/1/21	1,304,977
1,000	Minnesota, 5.00%, 11/1/26	1,081,160
1,000	St. Michael Independent School District No. 885, 4.50%, 2/1/28	1,018,240
1,500	Washington County, 3.50%, 2/1/28	1,362,525
750	Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	766,822

		$12,845,132

Hospital — 7.5%
$1,000	Douglas County, (Douglas County Hospital Project), 6.25%, 7/1/38	$1,015,260
700	Martin County, (Fairmont Community Hospital Association), 6.625%, 9/1/22	713,160
500	Northfield, 5.375%, 11/1/31	456,415
1,500	Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/36	1,515,795
500	Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	463,385
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.75%, 7/1/30	1,039,330
750	St. Paul Housing and Redevelopment Authority, (Health East Project), 6.00%, 11/15/35	668,865
1,500	St. Paul Housing and Redevelopment Authority, (HealthPartners, Inc.), 5.25%, 5/15/36	1,351,500

		$7,223,710

1

Principal
Amount
(000’s omitted)	Security	Value
Housing — 6.5%
$500	Minneapolis, MFMR, (Bottineau Commons), (AMT), 5.45%, 4/20/43	$501,820
1,000	Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	922,500
1,000	Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	929,800
1,000	Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	933,970
500	Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	474,420
100	Minnesota Housing Finance Agency, (AMT), 5.15%, 7/1/38	97,938
985	Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	984,921
1,650	Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,445,813

		$6,291,182

Industrial Development Revenue — 0.8%
$1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$796,850

		$796,850

Insured-Education — 0.6%
$500	Minnesota State Colleges and University, (St. Cloud State University), (FSA), 5.00%, 10/1/19	$540,255

		$540,255

Insured-Electric Utilities — 11.2%
$1,000	Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,068,330
1,150	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,165,870
2,000	Rochester Electric, (NPFG), 4.50%, 12/1/26	2,061,120
950	Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/21	590,026
10,000	Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	4,927,900
1,000	Western Minnesota Municipal Power Agency, (FSA), 5.00%, 1/1/36	1,014,980

		$10,828,226

Insured-Escrowed/Prerefunded — 3.1%
$1,270	Hopkins Housing and Redevelopment Authority, (Public Works and Fire Station), (NPFG), Prerefunded to 2/1/13, 5.00%, 2/1/20	$1,416,190
1,500	Minneapolis and St. Paul Metropolitan Airports Commission, (FGIC), Prerefunded to 1/1/11, 5.25%, 1/1/32	1,582,515

		$2,998,705

Insured-General Obligations — 6.7%
$1,200	Alexandria Independent School District No. 206, (FSA), 5.00%, 2/1/27	$1,297,152
2,245	Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	828,697
400	Chaska Independent School District No. 112, (NPFG), 4.50%, 2/1/28	408,040
705	Fergus Falls Independent School District No. 544, (FSA), 4.625%, 1/1/28	726,735
1,000	Rosemount Independent School District No. 196, (FSA), 5.00%, 2/1/23	1,055,980
1,000	Spring Lake Park Independent School District No. 16, (FSA), 5.00%, 2/1/22	1,080,620
1,000	St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,062,360

		$6,459,584

Insured-Hospital — 4.5%
$2,000	Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	$1,925,340
2,000	Minnesota Agricultural and Economic Development Board, (Essentia Health), (AGC), 5.00%, 2/15/37	2,026,960
450	Plymouth, (Westhealth), (FSA), 6.25%, 6/1/16	451,710

		$4,404,010

Insured-Other Revenue — 0.8%
$800	St. Paul Housing and Redevelopment Authority, (Block 19), (FSA), 5.35%, 8/1/29	$810,928

		$810,928

Insured-Special Tax Revenue — 3.1%
$2,000	St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,010,480
1,000	Washington County Housing and Redevelopment Authority, (Annual Appropriation), (NPFG), 5.50%, 2/1/32	1,015,980

		$3,026,460

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Transportation — 3.1%
$1,000	Minneapolis and St. Paul Metropolitan Airports Commission, (AMBAC), (AMT), 5.00%, 1/1/22	$978,530
2,000	Minneapolis and St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	2,003,040

		$2,981,570

Lease Revenue/Certificates of Participation — 1.0%
$560	Minnetonka Independent School District No. 276, 5.00%, 3/1/29	$581,986
350	Plymouth Intermediate School District No. 287, 5.00%, 2/1/25	361,735

		$943,721

Miscellaneous — 2.1%
$2,000	Minneapolis Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	$2,046,440

		$2,046,440

Senior Living/Life Care — 0.8%
$975	St. Paul Housing and Redevelopment Authority, (Care Institute, Inc. – Highland), 8.75%, 11/1/24	$760,178

		$760,178

Special Tax Revenue — 5.4%
$270	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$272,570
295	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	301,322
2,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,046,600
2,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,035,660
500	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	527,350

		$5,183,502

Water Revenue — 2.2%
$2,000	Minnesota Public Facilities Authority, Clean Water Revenue, 5.00%, 3/1/26	$2,160,940

		$2,160,940

Total Tax-Exempt Investments — 95.3% (identified cost $88,992,707)		$92,214,436

Other Assets, Less Liabilities — 4.7%		$4,553,173

Net Assets — 100.0%		$96,767,609

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

GNMA	-	Government National Mortgage Association

MFMR	-	Multi Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2009, 34.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 14.6% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments outstanding at October 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/09	70 U.S. Treasury Bond	Short	$(8,359,286)	$(8,410,937)	$(51,651)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
JPMorgan Chase Co.	$750,000	4.097%	3-month USD- LIBOR-BBA	March 15, 2010 / March 15, 2040	$17,193

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $17,193 and $51,651, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$88,870,273

Gross unrealized appreciation	$4,500,695
Gross unrealized depreciation	(1,156,532)

Net unrealized appreciation	$3,344,163

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets
	for Identical	Significant Other	Significant
	Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$92,214,436	$—	$92,214,436
Interest Rate Swaps	—	17,193	$—	17,193

Total Investments	$—	$92,231,629	$—	$92,231,629

Liability Description

Futures Contracts	$(51,651)	$—	$—	$(51,651)

Total	$(51,651)	$—	$—	$(51,651)

4

The Fund held no investments or other financial instruments as of July 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance Minnesota Municipals Fund.

5

Eaton Vance New Jersey Municipal Income Fund	as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 110.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 12.6%
$750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$727,268
750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	698,760
660	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	623,218
4,035	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/37(1)	4,088,367
10,125	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	10,273,433
3,575	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,644,319
880	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	870,100
2,565	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	2,898,142
8,580	Rutgers State University, 5.00%, 5/1/39(1)	8,915,535

		$32,739,142

Electric Utilities — 0.9%
$2,500	Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	$2,445,675

		$2,445,675

General Obligations — 1.0%
$2,365	Morris County, 4.00%, 4/15/22(2)	$2,449,549

		$2,449,549

Health Care-Miscellaneous — 0.3%
$970	New Jersey Economic Development Authority, (Hudson County Occupational Center), 6.50%, 7/1/18	$853,551

		$853,551

Hospital — 13.0%
$1,700	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$1,390,753
1,200	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,070,628
2,250	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,055,240
7,175	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	7,184,543
7,125	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	6,957,491
4,140	New Jersey Health Care Facilities Financing Authority, (Kennedy Health System), 5.625%, 7/1/31	4,163,515
1,250	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	1,254,612
7,015	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	6,545,276
3,000	New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,110,070

		$33,732,128

Housing — 3.4%
$5,435	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$4,955,687
3,000	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	2,915,760
1,000	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	970,670

		$8,842,117

Industrial Development Revenue — 8.3%
$2,665	Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	$2,710,012
6,780	New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	5,633,434
1,095	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	941,547
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	1,960,631

1

Principal
Amount
(000’s omitted)	Security	Value
$4,370	New Jersey Economic Development Authority, (New Jersey American Water Co, Inc.), (AMT), 5.70%, 10/1/39	$4,297,677
6,465	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	5,897,696

		$21,440,997

Insured-Education — 3.9%
$9,690	New Jersey Educational Facilities Authority, (College of New Jersey), (FSA), 5.00%, 7/1/35(1)	$9,977,948

		$9,977,948

Insured-Gas Utilities — 3.9%
$10,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90%, 10/1/40	$10,138,000

		$10,138,000

Insured-General Obligations — 6.0%
$3,050	Hudson County Improvements Authority, (NPFG), 0.00%, 12/15/35	$670,390
3,100	Hudson County Improvements Authority, (NPFG), 0.00%, 12/15/36	641,297
5,350	Irvington Township, (FSA), 0.00%, 7/15/22	2,986,316
5,350	Irvington Township, (FSA), 0.00%, 7/15/23	2,805,059
10,935	Jackson Township School District, (NPFG), 2.50%, 6/15/27	8,554,560

		$15,657,622

Insured-Hospital — 3.7%
$4,250	New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$2,642,523
10,970	New Jersey Economic Development Authority, (St. Barnabas Medical Center), (NPFG), 0.00%, 7/1/26	3,357,588
3,480	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Corp.), (NPFG), 0.00%, 7/1/23	1,374,948
2,170	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,247,165

		$9,622,224

Insured-Industrial Development Revenue — 0.9%
$2,405	New Jersey Economic Development Authority, (New Jersey American Water Co, Inc.), (FGIC), (NPFG), (AMT), 5.25%, 7/1/38	$2,246,414

		$2,246,414

Insured-Lease Revenue/Certificates of Participation — 1.3%
$2,000	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,159,860
1,000	South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,073,560

		$3,233,420

Insured-Other Revenue — 1.1%
$2,785	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$2,916,870

		$2,916,870

Insured-Special Tax Revenue — 6.4%
$2,500	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/22	$1,433,575
7,870	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/24	4,025,977
2,000	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,140,400
12,590	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	5,104,364
5,890	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,246,564
5,445	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	333,070
2,260	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	286,907
4,480	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	532,627
3,580	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	396,306

		$16,499,790

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Student Loan — 2.4%
$6,000	New Jersey Higher Education Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$6,286,980

		$6,286,980

Insured-Transportation — 2.2%
$16,195	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	$4,886,193
850	South Jersey Transportation Authority, (Transportation System), (AGC), 5.50%, 11/1/33	915,017

		$5,801,210

Insured-Water and Sewer — 5.8%
$565	Middlesex County Utilities Authority, (NPFG), 6.25%, 8/15/10	$578,956
9,130	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	8,583,478
13,840	North Hudson Sewer Authority, (NPFG), 0.00%, 8/1/25	5,887,674

		$15,050,108

Lease Revenue/Certificates of Participation — 6.9%
$720	Atlantic City Public Facilities Lease Agreement, 8.875%, 1/15/14	$858,946
785	Atlantic City Public Facilities Lease Agreement, 8.875%, 1/15/15	952,543
5,500	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 3/15/13	5,137,935
1,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/34	1,020,980
3,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	3,133,500
6,750	New Jersey Health Care Facilities Financing Authority, (Contract Hospital Asset Transportation Program), 5.25%, 10/1/38	6,865,087

		$17,968,991

Other Revenue — 5.1%
$16,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$576,000
34,960	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	642,914
7,500	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	7,770,712
1,700	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	1,761,353
12,800	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	850,688
2,440	Tobacco Settlement Financing Corp., 5.00%, 6/1/41	1,646,610

		$13,248,277

Senior Living/Life Care — 2.7%
$1,345	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,272,760
2,230	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,050,507
3,390	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(3)	2,308,658
1,935	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,473,387

		$7,105,312

Special Tax Revenue — 2.6%
$300	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$264,813
525	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	436,370
4,680	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	4,757,080
1,295	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,365,836

		$6,824,099

Student Loan — 0.6%
$1,430	New Jersey Higher Education Assistance Authority, 5.625%, 6/1/30	$1,489,602

		$1,489,602

Transportation — 12.4%
$7,000	New Jersey State Turnpike Authority, 5.25%, 1/1/40	$7,336,840
2,500	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,711,925
19,000	Port Authority of New York and New Jersey, 6.125%, 6/1/94	22,141,650

		$32,190,415

3

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 2.9%
$2,615	Cumberland County Improvement Authority, (Solid Waste System), 5.00%, 1/1/30	$2,540,394
5,025	New Jersey Economic Development Authority, (Atlantic City Sewer), (AMT), 5.45%, 4/1/28	4,984,398

		$7,524,792

Total Tax-Exempt Investments — 110.3% (identified cost $287,549,250)		$286,285,233

Other Assets, Less Liabilities — (10.3)%		$(26,698,509)

Net Assets — 100.0%		$259,586,724

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2009, 34.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 12.9% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security is in default and is making only partial interest payments.

4

A summary of financial instruments outstanding at October 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/09	135 U.S. Treasury Bond	Short	$(16,118,316)	$(16,221,095)	$(102,779)
12/09	215 U.S. Treasury Note	Short	(25,041,707)	(25,501,016)	(459,309)

					$(562,088)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
JPMorgan Chase Co.	$6,612,500	4.097%	3-month USD- LIBOR-BBA	March 15, 2010/ March 15, 2040	$151,586

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $151,586 and $562,088, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$257,442,180

Gross unrealized appreciation	$10,346,311
Gross unrealized depreciation	(11,928,258)

Net unrealized depreciation	$(1,581,947)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At October 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$286,285,233	$—	$286,285,233
Interest Rate Swaps	—	151,586	—	151,586

Total	$—	$286,436,819	$—	$286,436,819

Liability Description

Futures Contracts	$(562,088)	$—	$—	$(562,088)

Total	$(562,088)	$—	$—	$(562,088)

The Fund held no investments or other financial instruments as of July 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance New Jersey Municipals Fund.

6

Eaton Vance Pennsylvania Municipal Income Fund	as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.4%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 1.8%
$5,000	Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$5,629,200

		$5,629,200

Cogeneration — 1.4%
$530	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$535,448
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	3,252,150
1,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	650,100

		$4,437,698

Education — 6.7%
$1,150	Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,142,088
1,000	Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,013,170
1,500	Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	1,501,065
2,000	Lancaster Higher Education Authority, (Franklin & Marshall College), 5.00%, 4/15/37	2,002,680
3,000	Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,098,820
4,000	Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	4,094,440
1,000	Pennsylvania Higher Educational Facilities Authority, (La Salle University), 5.00%, 5/1/37	920,250
3,800	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	3,825,232
3,400	Pennsylvania State University, 4.50%, 8/15/36	3,319,556

		$20,917,301

Electric Utilities — 0.7%
$2,250	York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$2,283,570

		$2,283,570

Escrowed/Prerefunded — 0.7%
$675	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.60%, 9/1/31	$746,132
1,210	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/12, 6.00%, 10/1/27	1,388,753

		$2,134,885

General Obligations — 1.5%
$1,000	Chester County, 5.00%, 7/15/27(1)	$1,099,600
410	Chester County, 5.00%, 7/15/28(1)	448,741
2,000	Montgomery County, 4.375%, 12/1/31(1)	2,040,780
1,000	Radnor Township, 5.125%, 7/15/34	1,030,290

		$4,619,411

Hospital — 14.8%
$3,000	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,061,200
4,220	Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,465,562
3,060	Hazelton Health Services Authority, (Hazelton General Hospital), 5.50%, 7/1/27	2,422,908
1,000	Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,028,510
2,150	Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	1,985,482
4,855	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	4,772,514
3,250	Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,111,712
2,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,857,520
1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	930,400
9,000	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 8/15/26(2)	9,984,465
4,100	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	4,233,086

Principal
Amount
(000’s omitted)	Security	Value
$7,180	Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital), 4.50%, 7/1/37	$6,574,295
1,885	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	1,936,555

		$46,364,209

Housing — 6.4%
$1,945	Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$1,796,188
6,570	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	5,928,834
3,995	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	3,910,905
5,960	Pennsylvania Housing Finance Agency, (AMT), 4.90%, 10/1/37	5,689,476
2,830	Pennsylvania Housing Finance Agency, SFMR, (AMT), 5.25%, 4/1/32	2,833,056

		$20,158,459

Industrial Development Revenue — 1.4%
$500	Erie Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$499,990
1,500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	1,500,075
1,000	Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,069,840
1,500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,409,325

		$4,479,230

Insured-Education — 7.7%
$3,000	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,112,350
1,350	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,273,509
2,500	Pennsylvania Higher Educational Facilities Authority, (NPFG), 5.00%, 6/15/23	2,655,475
2,500	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	2,527,925
2,875	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	2,717,738
4,850	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	5,049,577
2,140	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), (NPFG), 4.50%, 6/15/36	2,028,570
3,535	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/32	3,619,946
965	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (XLCA), 4.75%, 11/1/33	958,168

		$23,943,258

Insured-Electric Utilities — 1.7%
$2,960	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (NPFG), 4.75%, 2/15/27	$2,861,491
2,500	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	2,535,200

		$5,396,691

Insured-Escrowed/Prerefunded — 5.7%
$2,500	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	$1,757,500
2,625	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	1,752,004
2,625	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	1,653,251
3,625	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	2,162,965
2,320	McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	1,162,134
2,610	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,810,218
5,780	Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	3,805,783
5,400	Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	3,570,642

		$17,674,497

Insured-General Obligations — 13.3%
$2,150	Beaver County, (FSA), 5.55%, 11/15/31	$2,303,553
3,000	Centennial School District, (FSA), 5.25%, 12/15/37	3,105,360
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/20	1,343,621
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	1,263,786
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	1,189,789
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	1,118,158

Principal
Amount
(000’s omitted)	Security	Value
$2,365	Harrisburg, (AMBAC), 0.00%, 3/15/17	$1,720,372
2,000	Harrisburg School District, (AGC), 5.00%, 11/15/33	2,048,760
5,175	Hazelton School District, (FGIC), (NPFG), 0.00%, 3/1/21	2,946,697
1,000	Hopewell School District, (FSA), 0.00%, 9/1/22	559,400
2,000	Hopewell School District, (FSA), 0.00%, 9/1/26	892,560
1,315	Lake Lehman School District, (NPFG), 0.00%, 4/1/26	566,055
1,430	Mars Area School District, (NPFG), Escrowed to Maturity, 0.00%, 3/1/14	1,294,279
1,100	McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	508,981
2,340	McKeesport Area School District, (AMBAC), 0.00%, 10/1/27	965,788
5,000	Norwin School District, (FSA), 3.25%, 4/1/33	3,780,400
1,500	Philadelphia, (AGC), 7.00%, 7/15/28	1,770,090
1,690	Philadelphia School District, (FGIC), (NPFG), 4.375%, 6/1/34	1,568,269
655	Rochester Area School District, (AMBAC), 0.00%, 5/1/10	650,605
8,500	Scranton School District, (FSA), 5.00%, 7/15/38	8,654,020
2,000	State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	1,988,600
1,200	West Mifflin Area School District, (FSA), 5.125%, 4/1/31	1,249,188

		$41,488,331

Insured-Hospital — 5.3%
$3,750	Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), 0.00%, 10/1/15	$2,963,362
2,000	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	2,298,500
3,000	Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	3,119,190
6,930	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (FSA), 5.00%, 7/1/35(2)	6,811,636
1,310	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,339,475

		$16,532,163

Insured-Industrial Development Revenue — 1.1%
$4,000	York County Industrial Development Authority, (York Water Co.), (FGIC), (AMT), 4.75%, 10/1/36	$3,431,040

		$3,431,040

Insured-Lease Revenue/Certificates of Participation — 3.7%
$1,000	Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,027,560
9,500	State Public School Building Authority, (FSA), 5.50%, 6/1/28(2)	10,434,857

		$11,462,417

Insured-Special Tax Revenue — 1.3%
$2,000	Puerto Rico Infrastructure Financing Authority, (BHAC) (FGIC), 5.50%, 7/1/20	$2,248,180
11,000	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	672,870
2,035	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	258,343
4,035	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	479,721
3,225	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	357,008

		$4,016,122

Insured-Transportation — 12.9%
$8,850	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/30	$9,724,822
6,000	Philadelphia, Airport Revenue, (FSA), (AMT), 5.00%, 6/15/27	5,835,240
7,950	Philadelphia, Airport Revenue, (NPFG), (AMT), 4.75%, 6/15/35	6,957,681
6,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	6,330,690
11,000	Puerto Rico Highway and Transportation Authority, (AGC), (FSA), 5.25%, 7/1/36(2)	11,560,560

		$40,408,993

Insured-Utilities — 3.3%
$11,550	Philadelphia Gas Works Revenue, (AMBAC), 5.00%, 10/1/37	$10,250,163

		$10,250,163

Insured-Water and Sewer — 7.1%
$5,125	Allegheny County Sanitation Authority, (FGIC), (NPFG), 5.00%, 12/1/37	$5,153,700
460	Allegheny County Sanitation Authority, (NPFG), 5.50%, 12/1/30	468,547

Principal
Amount
(000’s omitted)	Security	Value
$4,000	Chester County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 2/1/40	$3,756,840
5,670	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 2/1/35	5,351,460
4,125	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	3,897,506
2,470	Philadelphia Water and Wastewater, (AMBAC), 4.25%, 11/1/31	2,210,205
2,235	Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	1,303,631

		$22,141,889

Nursing Home — 1.7%
$2,000	Allegheny County Housing Development Authority, (Villa St. Joseph), 6.00%, 8/15/28	$1,700,000
2,705	Montgomery County Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	2,707,191
1,130	Westmoreland County Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	950,025

		$5,357,216

Senior Living/Life Care — 2.3%
$2,500	Cliff House Trust, (AMT), 6.625%, 6/1/27(3)	$1,359,550
1,700	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	1,526,498
1,835	Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,858,360
600	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	574,824
1,900	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,733,560

		$7,052,792

Special Tax Revenue — 2.6%
$7,285	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	$7,404,984
810	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	854,307

		$8,259,291

Transportation — 1.7%
$750	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	$757,582
4,500	Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,536,900

		$5,294,482

Water and Sewer — 0.6%
$1,750	Harrisburg Water Authority, 5.25%, 7/15/31	$1,830,745

		$1,830,745

Total Tax-Exempt Investments — 107.4% (identified cost $335,588,759)		$335,564,053

Other Assets, Less Liabilities — (7.4)%		$(23,009,243)

Net Assets — 100.0%		$312,554,810

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. In addition, 10.2% of the Fund’s net assets at October 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2009, 58.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 21.1% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater.

(3)	Security is in default and is making only partial interest payments.

A summary of financial instruments outstanding at October 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/09	650 U.S. Treasury Bond	Short	$(77,614,128)	$(78,101,566)	$(487,438)

Interest Rate Swaps

		Annual			Net Unrealized
	Notional	Fixed Rate	Floating Rate	Effective Date/	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	(Depreciation)
JPMorgan Chase Co.	$3,650,000	4.097%	3-month USD- LIBOR-BBA	March 15, 2010/ March 15, 2040	$83,673
Merrill Lynch Capital Services, Inc.	4,500,000	4.517	3-month USD- LIBOR-BBA	December 1, 2009/ December 1, 2039	(274,610)

					$(190,937)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $83,673 and $762,048, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$303,273,850

Gross unrealized appreciation	$14,689,795
Gross unrealized depreciation	(11,464,592)

Net unrealized appreciation	$3,225,203

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$335,564,053	$—	$335,564,053
Interest Rate Swaps	—	83,673	—	83,673

Total	$—	$335,647,726	$—	$335,647,726

Liability Description

Futures Contracts	$(487,438)	$—	$—	$(487,438)
Interest Rate Swaps	—	(274,610)	—	(274,610)

Total	$(487,438)	$(274,610)	$—	$(762,048)

The Fund held no investments or other financial instruments as of July 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance Pennsylvania Municipals Fund.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	December 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	December 23, 2009